Borrowings (Details) - Schedule of maturities of outstanding borrowings - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Borrowings (Details) - Schedule of maturities of outstanding borrowings [Line Items]
Borrowings	$ 808,638	$ 764,570
Not later than one year [member]
Borrowings (Details) - Schedule of maturities of outstanding borrowings [Line Items]
Borrowings	22,463
Later than one year and not later than two years [member]
Borrowings (Details) - Schedule of maturities of outstanding borrowings [Line Items]
Borrowings	543,530
Later than two years and not later than three years [member]
Borrowings (Details) - Schedule of maturities of outstanding borrowings [Line Items]
Borrowings	197,841
Later than three years and not later than four years [member]
Borrowings (Details) - Schedule of maturities of outstanding borrowings [Line Items]
Borrowings	3,468
Thereafter [Member]
Borrowings (Details) - Schedule of maturities of outstanding borrowings [Line Items]
Borrowings	$ 41,336